                                   MUNICIPAL
                                MONEY MARKET [BAR LOGO]
                                        FUND

                     [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth




                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 2001



                                (HERITAGE LOGO)

                                                                October 15, 2001

Dear Valued Shareholders,

     Though deeply saddened by recent terrorist activity and attacks on American soil, we have found solace in the resilience and strength shown by the American people and our allies. We stand united with the rest of the free world in offering our condolences to those whose lives were impacted by that tragic day.

     I am pleased to provide you with the annual report of the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the fiscal year ended August 31, 2001. The seven-day effective yield of the Fund declined from a level of 3.69% on August 31, 2000, to 1.76% on August 31, 2001*. This decline was attributable to seven interest rate decreases by Federal Reserve policy makers from January 2001 to August 21, 2001, in response to declining business profits and capital spending.

     On a positive note, our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group ("Standard & Poor's")**. At the end of the period, 67 percent of the Fund's net assets were invested in short-term securities with ratings of A-1+ by Standard & Poor's or equivalent. This exceeds the Standard & Poor's 50 percent requirement.

     Please remember that if you are subject to the Alternative Minimum Tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Funds earns from securities issued in your state may be exempt from your state income tax.

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust-Municipal Money Market Fund.

                                          Sincerely,

                                          /s/ Richard K. Riess

                                          Richard K. Riess
                                          President

---------------

* There is no guarantee that the Fund can maintain a stable $1 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates money market funds based on weekly analyses. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard & Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity and management.


                                       A-1                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--99.8%(A)(B)

ALABAMA--0.2%
$  2,000,000  Tuscaloosa County Industrial
                Development Authority,
                2.10%(c)
                Pollution Control Revenue
                Bond
                Tuscaloosa Steel Corporation
                Project,
                Series 95, AMT, 09/07/01
                LOC: Bayerische Landesbank..  $  2,000,000
                                              ------------

ARIZONA--2.8%
   4,000,000  Eloy, 2.20%(c)
                Industrial Development
                Revenue Bond
                Marley Cooking,
                Series 96, AMT, 09/07/01
                LOC: First Union Bank of
                North Carolina..............     4,000,000
   2,000,000  Maricopa County, 2.40%(c)
                Pollution Control Revenue
                Bond
                Series 94D, 09/01/01
                LOC: Bank of America........     2,000,000
  19,700,000  Phoenix Civic Improvement,
                Authority, 2.15%(c)
                Sub Excise Tax,
                Series 95, AMT, 09/07/01
                LOC: Landesbank Hessen-
                Thueringen..................    19,700,000
                                              ------------
                                                25,700,000
                                              ------------

ARKANSAS--3.4%
  15,000,000  Arkansas Development Finance
                Authority, 2.15%(c)
                Industrial Development
                Revenue Bond
                Ensco Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..    15,000,000
   5,750,000  Arkansas Development Finance
                Authority, 2.20%(c)
                Industrial Development
                Revenue Bond
                Potlatch Corporation
                Project,
                Series 95A, AMT, 09/07/01
                LOC: Bank One, NA...........     5,750,000
  10,000,000  Union County, 2.15%(c)
                Pollution Control Revenue
                Bond
                Del-Tin Fiber Project,
                Series 97B, AMT, 09/07/01
                LOC: Bank One, NA...........    10,000,000
                                              ------------
                                                30,750,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

CALIFORNIA--1.5%
  14,000,000  California Higher Education
                Loan Authority, 2.10%(c)
                Student Loan Revenue Bond,
                Series 92E-1, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................    14,000,000
                                              ------------

DELAWARE--3.8%
  27,000,000  Delaware Economic Development
                Authority, 2.23%(c)
                Industrial Development
                Revenue Bond
                Motiva Enterprises Project,
                Series 97C, AMT, 09/07/01...    27,000,000
   8,000,000  Delaware Economic Development
                Authority, 2.25%(c)
                Industrial Development
                Revenue Bond
                Motiva Enterprises Project,
                Series 97D, AMT, 09/07/01...     8,000,000
                                              ------------
                                                35,000,000
                                              ------------

DISTRICT OF COLUMBIA--1.7%
   8,055,000  District of Columbia, 2.20%(c)
                Pollution Control Revenue
                Bond
                Trigen-Pepco Energy Project,
                Series 00, AMT, 09/07/01
                LOC: Allied Irish Banks.....     8,055,000
   7,750,000  District of Columbia, 2.10%(c)
                Field School Project,
                Series 01, 09/07/01
                LOC: First Union National
                Bank........................     7,750,000
                                              ------------
                                                15,805,000
                                              ------------

FLORIDA--4.6%
   3,050,000  Brevard County Housing Finance
                Authority, 3.50%
                Single Family Mortgage
                Revenue Bond
                Series 01A-2, AMT, 03/01/02
                GIC: American International
                Group.......................     3,050,000
   5,000,000  Broward County Housing Finance
                Authority, 3.50%
                Single Family Mortgage
                Revenue Bond
                Series D, AMT, 03/29/02
                GIC: Trinity Plus...........     5,000,000

    The accompanying notes are an integral part of the financial statements.


                                       A-2                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$ 15,200,000  Florida Housing Finance
                Agency,
                2.05%(c)
                Multi Family Housing Revenue
                Bond
                Hampton Lakes Project,
                Series 85U, 09/07/01
                LOC: Credit Suisse..........  $ 15,200,000
   3,690,000  Lee County Housing Finance
                Authority, 3.45%
                Single Family Mortgage
                Revenue Bond
                Series 01A, AMT, 12/15/01
                GIC: American International
                Group.......................     3,690,778
   2,500,000  Miami-Dade County, 2.10%(c)
                Education Facilities Revenue
                Bond
                Holy Cross Academy Project,
                Series 00, 09/07/01
                LOC: Suntrust Bank..........     2,500,000
   7,000,000  Miami-Dade Housing Finance
                Authority, 3.40%
                Single Family Mortgage
                Revenue Bond
                Series 01A-2, AMT,
                05/01/02....................     7,000,000
   3,250,000  Palm Beach Housing Finance
                Authority, 2.90%
                Single Family Mortgage
                Revenue Bond
                Series 01A-2, AMT,
                05/01/02....................     3,250,000
   2,525,000  Seminole County, 2.10%(c)
                Multi Family Housing Revenue
                Bond
                Florida Living Nursing
                Center,
                Series 91, 09/07/01
                LOC: Bank of America........     2,525,000
                                              ------------
                                                42,215,778
                                              ------------
GEORGIA--3.7%
   1,200,000  Atlanta Urban Residential
                Finance Authority, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                Parcel 25 Project,
                Series 93A, AMT, 09/07/01
                LOC: First Union National
                Bank........................     1,200,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   3,445,000  Atlanta Urban Residential
                Finance Authority, 2.20%(c)
                Multi Family Housing Revenue
                Bond
                West End Housing Development
                Project, AMT, 09/07/01
                LOC: First Union National
                Bank........................     3,445,000
1,100,000...  Bowdon, 2.25%(c)
                Industrial Development
                Revenue Bond
                Trintex Corporation,
                Series 96, AMT, 09/07/01
                LOC: First Union National
                Bank........................     1,100,000
   3,900,000  Clayton County, 2.20%(c)
                Industrial Development
                Revenue Bond
                CW Matthews Project,
                Series 00, AMT, 09/07/01
                LOC: Bank of America........     3,900,000
   8,850,000  Cobb County, 2.10%(c)
                Multi Family Housing Revenue
                Bond
                Walton Trails Apartment
                Project,
                Series 00, AMT, 09/07/01
                LOC: Federal Home Loan
                Mortgage Corporation........     8,850,000
   5,000,000  DeKalb County, 2.10%(c)
                Hospital Revenue Bond
                DeKalb Medical Center,
                Series 00A, 09/07/01
                LOC: Suntrust Bank..........     5,000,000
   4,000,000  Gainesville & Hall County,
                2.15%(c)
                Industrial Development
                Revenue Bond
                IMS Gear Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     4,000,000
   2,300,000  Georgia Port Authority,
                2.15%(c)
                Colonels Project,
                Series 99, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     2,300,000

    The accompanying notes are an integral part of the financial statements.


                                       A-3                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  4,500,000  Rockmart Development
                Authority, 2.15%(c)
                Industrial Development
                Revenue Bond
                C.W. Matthews Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..  $  4,500,000
                                              ------------
                                                34,295,000
                                              ------------
ILLINOIS--4.5%
   5,000,000  Chicago, 2.30%(c)
                Airport Revenue Bond
                Chicago Midway Airport,
                Series 99, AMT, 09/07/01
                LOC: Bank One, Indiana......     5,000,000
   4,000,000  Chicago, 2.13%(c)
                Industrial Development
                Revenue Bond
                Andres Imaging,
                Series 00, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     4,000,000
   6,830,000  Chicago, 2.13%(c)
                Industrial Development
                Revenue Bond
                Evans Food Products Company,
                Series 98, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     6,830,000
   1,095,000  Chicago, 2.13%(c)
                Industrial Development
                Revenue Bond
                Guernsey Bel Inc.,
                Series 96A, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     1,095,000
   8,950,000  Chicago, 2.05%(c)
                Second Lien Water Revenue
                Bond,
                Series 99, 09/07/01
                LOC: Bank One Corporation...     8,950,000
   2,200,000  Illinois Development Finance
                Authority, 2.13%(c)
                Industrial Development
                Revenue Bond
                Azteca Foods Inc. Project,
                Series 95, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     2,200,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   1,450,000  Illinois Development Finance
                Authority, 2.13%(c)
                Industrial Development
                Revenue Bond
                Emtech Machining,
                Series 96, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     1,450,000
   1,000,000  Illinois Development Finance
                Authority, 2.13%(c)
                Industrial Development
                Revenue Bond
                Kindlon Partners Project,
                Series 91, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     1,000,000
   2,000,000  Illinois Development Finance
                Authority, 2.20%(c)
                Industrial Development
                Revenue Bond
                MPP Zinc Plating Plant,
                AMT, 09/07/01
                LOC: Bank of America........     2,000,000
   4,300,000  Illinois Student Assistance
                Commission, 2.10%(c)
                Student Loan Revenue Bond
                Series 97A, AMT, 09/07/01
                LOC: First National Bank of
                Chicago.....................     4,300,000
   4,320,000  Lake County, 2.25%(c)
                Pollution Control Revenue
                Bond
                Countryside Landfill
                Project,
                Series 96B, AMT, 09/07/01
                LOC: Morgan Guaranty Trust
                Company.....................     4,320,000
                                              ------------
                                                41,145,000
                                              ------------
INDIANA--1.4%
   3,295,000  Crawfordsville, 2.18%(c)
                Multi Family Housing Revenue
                Bond
                Pedcor Investments-Shady,
                Series 93, AMT, 09/07/01
                LOC: Federal Home Loan
                Bank........................     3,295,000

    The accompanying notes are an integral part of the financial statements.


                                       A-4                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  1,537,000  Crawfordsville, 2.22%(c)
                Multi Family Housing Revenue
                Bond
                Pedcor Investments-Shady,
                Series 95, AMT, 09/07/01
                LOC: Federal Home Loan
                Bank........................  $  1,537,000
   2,890,000  Elkhart County, 2.20%(c)
                Multi Family Housing Revenue
                Bond
                Johnson Street Apartments
                Project,
                Series 98A, AMT, 09/07/01
                LOC: Federal Home Loan
                Bank........................     2,890,000
   4,000,000  Gibson County Authority,
                2.10%(c)
                Pollution Control Revenue
                Bond
                Toyota Motors,
                Series 01, AMT, 09/07/01....     4,000,000
   1,523,000  La Porte County, 2.18%(c)
                Multi Family Housing Revenue
                Bond
                Pedcor Investments Woodland
                Project,
                Series 94, AMT, 09/07/01
                LOC: Federal Home Loan
                Bank........................     1,523,000
                                              ------------
                                                13,245,000
                                              ------------
KANSAS--0.4%
   4,200,000  Shawnee Industrial Development
                Authority, 2.13%(c)
                Industrial Development
                Revenue Bond
                Thrall Enterprises,
                Series 94, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A. .......................     4,200,000
                                              ------------
KENTUCKY--3.3%
  15,000,000  Breckenridge, 2.05%(c)
                Kentucky Association of
                Counties Leasing
                Trust
                09/07/01
                LOC: U.S. Bank, N.A. .......    15,000,000
  11,500,000  Breckenridge, 2.05%(c)
                Kentucky Association of
                Counties Leasing
                Trust
                Series 01A, 09/07/01
                LOC: U.S. Bank, N.A. .......    11,500,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   3,615,000  Somerset County, 2.05%(c)
                Multi Family Housing Revenue
                Bond
                Blakey YMCA Project,
                Series 00, 09/07/01
                LOC: Fifth Third Bank.......     3,615,000
                                              ------------
                                                30,115,000
                                              ------------
LOUISIANA--3.6%
   8,000,000  Calcasieu Parish Industrial
                Development Board, 2.15%(c)
                Pollution Control Revenue
                Bond
                W.P.T. Corporation,
                Series 97, AMT, 09/07/01
                LOC: Morgan Guaranty Trust
                Company.....................     8,000,000
  10,600,000  Lake Charles, 2.15%(c)
                Industrial Development
                Revenue Bond
                Harbor and Terminal Port,
                AMT, 09/07/01
                LOC: Dexia..................    10,600,000
  10,200,000  Lincoln Parish, 2.10%(c)
                Pollution Control Revenue
                Bond
                Willamette Industries
                Project,
                Series 96, AMT, 09/07/01
                LOC: Deutsche Bank..........    10,200,000
   3,700,000  Port of New Orleans, 2.20%(c)
                Steamboat Company Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     3,700,000
                                              ------------
                                                32,500,000
                                              ------------
MAINE--1.1%
  10,000,000  Maine Housing Authority,
                2.10%(c)
                Multi Family Housing Revenue
                Bond
                Park Village Apartment
                Project,
                AMT, 09/07/01
                LOC: General Electric
                Capital Corporation.........    10,000,000
                                              ------------
MARYLAND--2.4%
   7,605,000  Baltimore County, 2.10%(c)
                Golf Systems Project,
                Series 01, 09/07/01
                LOC: Allfirst Bank..........     7,605,000
   4,500,000  Baltimore County, 2.20%(c)
                Republic Services Project,
                Series 00, AMT, 09/07/01
                LOC: Bank of America........     4,500,000

    The accompanying notes are an integral part of the financial statements.

                                       A-5                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$ 10,050,000  Montgomery County Housing
                Authority, 2.05%(c)
                Multi Family Housing Revenue
                Bond
                Oakwood Project,
                Series 91A, 09/07/01
                LOC: Federal Home Loan
                Mortgage Corporation........  $ 10,050,000
                                              ------------
                                                22,155,000
                                              ------------
MICHIGAN--4.2%
  12,095,000  Michigan Health Facilities
                Revenue
                Authority, 2.11%(c)
                West Shore Medical Center,
                Series 01, 09/07/01
                LOC: National City
                Corporation.................    12,095,000
  11,000,000  Michigan Hospital Finance
                Authority, 2.00%(c)
                Hospital Equipment Loan
                Program,
                Series 00A, 09/07/01
                LOC: National City Bank of
                Indiana.....................    11,000,000
  14,840,000  Michigan Strategic Fund,
                2.10%(c)
                Industrial Development
                Revenue Bond
                Grayling Generation Project
                Series 90, AMT, 09/07/01
                LOC: Barclays Bank..........    14,840,000
                                              ------------
                                                37,935,000
                                              ------------

MINNESOTA--0.5%
   4,700,000  Bloomington Housing Finance
                Authority, 2.15%(c)
                Multi Family Housing Revenue
                Bond
                Crow/Bloomington Apartments,
                Series 93, 09/07/01
                LOC: Credit Suisse First
                Boston......................     4,700,000
                                              ------------

MISSISSIPPI--0.4%
   3,250,000  Canton, 2.10%(c)
                Industrial Development
                Revenue Bond
                Levi Strauss Project,
                Series 95, 09/07/01
                LOC: Bank of America........     3,250,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

MISSOURI--4.3%
   7,300,000  Kansas City, 2.17%(c)
                Industrial Development
                Revenue Bond
                Kansas City Air Cargo
                Project,
                Series 00, AMT, 09/07/01
                LOC: American National Bank
                of Chicago..................     7,300,000
  23,000,000  Lee's Summit, 2.20%(c)
                Multi Family Housing Revenue
                Bond
                Series 01A, 09/07/01
                GIC: Bayerische
                Landesbank..................    23,000,000
   5,100,000  Missouri Higher Education,
                2.10%(c)
                Student Loan Revenue Bond
                Series 90A, AMT, 09/07/01
                LOC: Bank of America........     5,100,000
   3,800,000  St. Louis County, 2.20%(c)
                Multi Family Housing Revenue
                Bond
                Black Forest Apartment
                Project,
                Series 97, AMT, 09/07/01
                LOC: Mercantile Bank........     3,800,000
                                              ------------
                                                39,200,000
                                              ------------
NEBRASKA--1.0%
   3,800,000  Nebhelp Inc., 2.20%(c)
                Student Loan Program Bond
                Series 86A, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     3,800,000
   5,250,000  Nebhelp Inc., 2.20%(c)
                Student Loan Program Bond
                Series 86C, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     5,250,000
                                              ------------
                                                 9,050,000
                                              ------------
NEVADA--1.4%
   4,600,000  Henderson, 2.10%(c)
                Multi Family Housing Revenue
                Bond
                Pueblo Verde Apartment
                Project,
                Series 95A, 09/07/01
                LOC: Credit Suisse First
                Boston......................     4,600,000

    The accompanying notes are an integral part of the financial statements.

                                       A-6                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  4,350,000  Nevada Housing Division,
                2.15%(c)
                Hospital Revenue Bond
                Oakmont Project,
                Series 96, AMT, 09/07/01
                LOC: U.S. Bank, N.A. .......  $  4,350,000
   1,795,000  Nevada Housing Finance Agency,
                2.15%(c)
                Multi Family Housing Revenue
                Bond
                Fremont Meadows Apartment
                Project,
                Series 97, AMT, 09/07/01
                LOC: Federal Home Loan
                Bank........................     1,795,000
   2,000,000  Nevada Housing Finance Agency,
                2.15%(c)
                Multi Family Housing Revenue
                Bond
                Horizon Pines Project,
                Series 00A, AMT, 09/07/01
                LOC: Federal National
                Mortgage Association........     2,000,000
                                              ------------
                                                12,745,000
                                              ------------
NEW HAMPSHIRE--0.8%
   7,000,000  New Hampshire Housing Finance
                Authority, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                PRA Properties-Pheasant Run,
                Series 95, AMT, 09/07/01
                LOC: General Electric Credit
                Corporation.................     7,000,000
                                              ------------
NORTH CAROLINA--1.1%
   4,000,000  Henderson County, 2.15%(c)
                Pollution Control Revenue
                Bond
                Andy Petree Racing Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     4,000,000
   5,930,000  North Carolina, 2.00%(c)
                Educational Facility
                Lenoir-Rhyne College,
                Series 00, 09/07/01
                LOC: Wachovia Bank & Trust..     5,930,000
                                              ------------
                                                 9,930,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NORTH DAKOTA--0.7%
   6,000,000  North Dakota Housing
                Development Authority, 3.35%
                Single Family Mortgage
                Revenue Bond
                Series 01B, AMT, 03/01/02
                GIC: American International
                Group.......................     6,000,000
                                              ------------
OHIO--3.6%
   7,215,000  Cleveland, 2.10%(c)
                Airport Revenue Bond
                Series 97D, AMT, 09/07/01
                LOC: Toronto Dominion Bank..     7,215,000
  12,500,000  Ohio Housing Finance Agency,
                3.40%
                Single Family Mortgage
                Revenue Bond
                Series 01B, AMT, 03/01/02
                GIC: Transamerica...........    12,500,000
   8,500,000  Ohio Air Quality Development
                Authority, 2.10%(c)
                Ohio Edison Project,
                Series A, 09/07/01
                LOC: First Union National
                Bank........................     8,500,000
   4,820,000  Warren County, 2.05%(c)
                Health Care Facility Bond
                Otterbein, Series 98A,
                09/07/01
                LOC: Fifth Third Bank.......     4,820,000
                                              ------------
                                                33,035,000
                                              ------------
OKLAHOMA--1.0%
   2,000,000  Oklahoma Development Finance
                Authority, 2.20%(c)
                Industrial Development
                Revenue Bond
                Shawnee Funding Project,
                Series 96, AMT, 09/07/01
                LOC: Bank of Nova Scotia....     2,000,000
   7,500,000  Optima Municipal Authority,
                2.20%(c)
                Industrial Development
                Revenue Bond
                Seaboard Project,
                Series 94, AMT, 09/07/01
                LOC: Sun Trust Bank.........     7,500,000
                                              ------------
                                                 9,500,000
                                              ------------
OREGON--1.2%
  11,000,000  Port of Portland, 2.50%(c)
                Horizon Air Project,
                Series 97, AMT, 09/01/01
                LOC: Bank of America........    11,000,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                       A-7                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
PENNSYLVANIA--5.4%
$  4,300,000  Delaware County, 2.50%(c)
                Industrial Development
                Revenue Bond
                BP Oil Inc. Project,
                Series 85, 09/01/01.........  $  4,300,000
   6,300,000  Emmaus, GO, 2.10%(c)
                Series 89D-18, 09/07/01
                LOC: Kredietbank............     6,300,000
  10,000,000  Emmaus, GO, 2.10%(c)
                Series 89F-16, 09/07/01
                LOC: Bayerische Landesbank..    10,000,000
   5,000,000  Emmaus, GO, 2.10%(c)
                Series 89F-17, 09/07/01
                LOC: Bayerische Landesbank..     5,000,000
  14,520,000  Montgomery County Higher
                Education, 2.11%(c)
                Student Loan Revenue Bond,
                Series 96A, 09/07/01
                LOC: Allied Irish Banks.....    14,520,000
   5,200,000  Pennsylvania Energy
                Development Authority,
                2.10%(c)
                B & W Ebensburg Project,
                AMT, 09/07/01
                LOC: Landesbank Hessen-
                Thueringen..................     5,200,000
   3,725,000  Philadelphia Redevelopment
                Authority, 2.15%(c)
                Multi Family Housing Revenue
                Bond
                Courts Apartment Project,
                Series 95A, 09/07/01
                LOC: First Union National
                Bank........................     3,725,000
                                              ------------
                                                49,045,000
                                              ------------
RHODE ISLAND--1.3%
   4,400,000  Rhode Island Higher Education,
                2.15%(c)
                Student Loan Revenue Bond,
                Series 95-1, AMT, 09/07/01
                LOC: State Street Bank......     4,400,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   5,000,000  Rhode Island Higher Education,
                2.15%(c)
                Student Loan Revenue Bond,
                Series 96J-2, AMT, 09/07/01
                LOC: State Street Bank......     5,000,000
   2,600,000  Rhode Island Higher Education,
                2.15%(c)
                Student Loan Revenue Bond,
                Series 96-3, AMT, 09/07/01
                LOC: State Street Bank......     2,600,000
                                              ------------
                                                12,000,000
                                              ------------
SOUTH CAROLINA--1.3%
  12,000,000  Marlboro County, 2.10%(c)
                Solid Waste Revenue Bond
                Willamette Industries
                Project,
                Series 96, AMT, 09/07/01
                LOC: Deutsche Bank..........    12,000,000
                                              ------------
SOUTH DAKOTA--2.1%
   6,495,000  South Dakota Housing
                Development Authority,
                2.10%(c)
                Multi Family Housing Revenue
                Bond
                LaCrosse Investors,
                Series 01, 09/07/01
                LOC: Federal National
                Mortgage Association........     6,495,000
  12,800,000  South Dakota Housing
                Development Authority, 4.40%
                Single Family Mortgage
                Revenue Bond
                Series 00K, AMT, 11/08/01...    12,800,000
                                              ------------
                                                19,295,000
                                              ------------
TENNESSEE--4.6%
  10,600,000  Education Funding of the
                South, 2.10%(c)
                Student Funding Corporation,
                Series 87A-2, AMT, 09/07/01
                LOC: Bank of America........    10,600,000
  13,300,000  Education Funding of the
                South, 2.10%(c)
                Student Funding Corporation,
                Series 87A-3, AMT, 09/07/01
                LOC: Bank of America........    13,300,000
  18,150,000  Stewart County, 2.15%(c)
                Industrial Development
                Revenue Bond
                Standard Gypsum Project,
                Series 99, AMT, 09/07/01
                LOC: Toronto Dominion.......    18,150,000
                                              ------------
                                                42,050,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                       A-8                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TEXAS--11.3%
$ 13,300,000  Austin, 2.10%(c)
                Airport System Revenue
                Notes,
                Series 95A, AMT, 09/07/01
                LOC: Morgan Guaranty Trust
                Company.....................  $ 13,300,000
   8,400,000  Brazos Higher Education,
                2.10%(c)
                Student Loan Revenue Bond
                Series B1, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     8,400,000
  10,200,000  Brazos River, 2.10%(c)
                Pollution Control Revenue
                Bond
                Texas Utility Electric
                Project,
                Series 99B, AMT, 09/07/01
                LOC: Morgan Guaranty Trust
                Company.....................    10,200,000
   7,600,000  Calhoun County, 2.15%(c)
                Port Facility Revenue Bond
                Formosa Plastics,
                Series 94, AMT, 09/07/01
                LOC: Bank of America........     7,600,000
   4,800,000  Gulf Coast Waste Disposal
                Authority, 2.50%(c)
                Pollution Control Revenue
                Bond
                Amoco Oil Company Project,
                Series 92, 09/07/01.........     4,800,000
   5,700,000  Mineral Wells, 2.20%(c)
                Industrial Development
                Revenue Bond
                Ameron International
                Corporation,
                Series 96, AMT, 09/07/01
                LOC: First National Bank of
                Chicago.....................     5,700,000
   3,800,000  North Central Texas, 2.05%(c)
                Health Facilities Revenue
                Bond
                Jewish Community Foundation,
                Series 00, 09/07/01
                LOC: Allied Irish Banks.....     3,800,000
   4,500,000  North Texas Higher Education
                Authority, 2.10%(c)
                Student Loan Revenue Bond
                Series 93A, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     4,500,000

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   5,815,000  North Texas Higher Education
                Authority, 2.10%(c)
                Student Loan Revenue Bond
                Series 98, AMT, 09/07/01
                LOC: Bank of America........     5,815,000
   3,500,000  Panhandle Plains, 2.10%(c)
                Student Loan Revenue Bond
                Series 97X, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     3,500,000
   5,400,000  Panhandle Plains, 2.10%(c)
                Student Loan Revenue Bond
                Series 97Y, AMT, 09/07/01
                LOC: Student Loan Marketing
                Association.................     5,400,000
   4,000,000  Port Arthur, 2.15%(c)
                Industrial Development
                Revenue Bond
                Air Products and Chemical
                Project,
                Series 00, AMT, 09/07/01
                LOC: Bayerische Hypo und
                Vereinsbank.................     4,000,000
  25,000,000  Port Arthur, 2.15%(c)
                Industrial Development
                Revenue Bond
                Air Products and Chemical
                Project,
                Series 01, AMT, 09/07/01
                LOC: Bayerische Hypo und
                Vereinsbank.................    25,000,000
                                              ------------
                                               102,015,000
                                              ------------

UTAH--1.1%
  10,400,000  Salt Lake County, 2.13%(c)
                Pollution Control Revenue
                Bond
                Kennecott Copper
                Corporation,
                Series 95A, AMT, 09/07/01...    10,400,000
                                              ------------

VIRGINIA--4.4%
   4,250,000  Fairfax County Development
                Authority, 2.10%(c)
                Industrial Development
                Revenue Bond
                Sandy Rock Project,
                Series 99, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     4,250,000

    The accompanying notes are an integral part of the financial statements.

                                       A-9                         Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  2,000,000  King George County, 2.65%(c)
                Industrial Development
                Revenue Bond
                Birchwood Power Project,
                Series 94A, AMT, 09/01/01
                LOC: Credit Suisse First
                Boston......................  $  2,000,000
   2,800,000  Norfolk Industrial Development
                Authority, 2.15%(c)
                Industrial Development
                Revenue Bond
                Norfolk Ship Repair Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     2,800,000
   2,000,000  Richmond Redevelopment and
                Housing Authority, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row Project,
                Series 89B-3, AMT, 09/07/01
                GIC: Bayerische
                Landesbank..................     2,000,000
   4,750,000  Richmond Redevelopment and
                Housing Authority, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row Project,
                Series 89B-5, AMT, 09/07/01
                GIC: Bayerische
                Landesbank..................     4,750,000
  10,660,000  Richmond Redevelopment and
                Housing Authority, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                Tobacco Row Project
                Series 89B-7, AMT, 09/07/01
                GIC: Bayerische
                Landesbank..................    10,660,000
   4,000,000  Spotsylvania County, 2.10%(c)
                Industrial Development
                Revenue Bond
                Anthony Kane Project,
                Series 99, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     4,000,000
   4,500,000  Virginia Beach, 2.15%(c)
                Industrial Development
                Revenue Bond
                Architectural Graphics
                Project,
                Series 00, AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     4,500,000
   5,000,000  Virginia Beach, 2.15%(c)
                Industrial Development
                Revenue Bond
                IMS Gear Project,
                AMT, 09/07/01
                LOC: Wachovia Bank & Trust..     5,000,000
                                              ------------
                                                39,960,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

WASHINGTON--3.1%
   1,800,000  Pierce County, 2.30%(c)
                McFarland Cascade Project,
                AMT, 09/07/01
                LOC: U.S. Bank, N.A.........     1,800,000
   5,000,000  Port of Port Angeles, 2.10%(c)
                Industrial Development
                Revenue Bond
                Daishowa America Project
                Series 92, AMT, 09/07/01
                LOC: Bank of Nova Scotia....     5,000,000
   5,000,000  Port of Seattle, 2.10%(c)
                Harbor Island Terminal 18
                Project,
                Series 97, AMT, 09/07/01
                LOC: Canadian Imperial Bank
                of Commerce.................     5,000,000
   5,400,000  Port of Vancouver, 2.25%(c)
                Industrial Development
                Revenue Bond
                United Grain Corporation,
                Series 92, AMT, 09/07/01
                LOC: Bank of America........     5,400,000
   6,250,000  Washington Housing Finance
                Commission, 3.375%
                Single Family Mortgage
                Revenue Bond
                Series 01A, AMT, 02/01/02
                GIC: Trinity Funding........     6,250,000
   1,625,000  Washington Housing Finance
                Commission, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                LTC Properties Inc. Project,
                AMT, 09/07/01
                LOC: U.S. Bank, N.A.........     1,625,000
   3,185,000  Washington Housing Finance
                Commission, 2.25%(c)
                Multi Family Housing Revenue
                Bond
                Summerglen Project,
                Series 95, AMT, 09/07/01
                LOC: U.S. Bank, N.A.........     3,185,000
                                              ------------
                                                28,260,000
                                              ------------

    The accompanying notes are an integral part of the financial statements.

                                       A-10                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2001
                                  (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WISCONSIN--5.8%
$  3,000,000  Ashland, 2.13%(c)
                Industrial Development
                Revenue Bond
                ABC Rail Products
                Corporation,
                Series 98, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A.........................  $  3,000,000
   2,050,000  Janesville, 2.13%(c)
                Industrial Development
                Revenue Bond
                Freedom Plastics Inc.
                Project,
                Series 95, AMT, 09/07/01
                LOC: LaSalle National Trust,
                N.A.........................     2,050,000
   6,500,000  Wisconsin Health & Education
                Facility Authority, 2.05%(c)
                Health Facility Revenue Bond
                Aurora Inc.,
                Series 99C, 09/07/01
                LOC: Bank One, N.A..........     6,500,000
  14,700,000  Wisconsin Health & Education
                Facility Authority, 2.00%(c)
                Hospital Revenue Bond
                University of Wisconsin
                Medical Center,
                Series 00, 09/07/01
                LOC: ABN-AMRO...............    14,700,000
  26,000,000  Wisconsin Health & Education
                Facilities Authority,
                2.00%(c)
                Health Facility Revenue Bond
                Wheaton Franciscan Services,
                Series 97, 09/07/01
                LOC: Toronto Dominion Bank..    26,000,000
                                              ------------
                                                52,250,000
                                              ------------

PRINCIPAL                                        VALUE
AMOUNT                                           -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
WYOMING--0.8%
   7,500,000  Campbell County, 4.60%
                Industrial Development
                Revenue Bond
                Two Elk Power Project,
                Series 00, AMT, 12/03/01
                GIC: Bayerische
                Landesbank..................     7,500,000
                                              ------------
TOTAL INVESTMENTS
    (cost $911,245,778)(d), 99.8%(a)........  $911,245,778
OTHER ASSETS AND LIABILITIES, net,
  0.2%(a)...................................     1,945,625
                                              ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
913,256,894 shares outstanding), consisting
of paid-in-capital net of accumulated net
realized loss of $48,552, 100%..............  $913,191,403
                                              ============

--------------------------------------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Floating rate notes are securities that generally
     are payable on demand within seven calendar days.
     Put bonds are securities that can be put back to
     the issuer or remarketer either at the option of
     the holder, at a specified date, or within a
     specified time period known at the time of
     purchase. For these securities, the demand period
     and the remaining period to put date, respectively,
     are used when calculating the weighted average
     maturity of the portfolio.
(d)  The aggregate identified cost for federal income
     tax purposes is the same.

AMT   --   Securities subject to Alternative Minimum Tax
GIC   --   Credit enhancement provided by guaranteed
           investment contract with noted institution
GO    --   General Obligation
LOC   --   Credit enhancement provided by letter of
           credit issued by noted institution

    The accompanying notes are an integral part of the financial statements.

                                       A-11                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                 $ 30,624,655
Expenses (Notes 1 and 4):
  Management fee............................................  $  3,996,576
  Distribution fee..........................................     1,278,682
  Shareholder servicing fee.................................       221,231
  Custodian/Fund accounting fees............................       135,516
  State qualification expenses..............................       126,244
  Professional fees.........................................        48,879
  Federal registration fees.................................        35,615
  Reports to shareholders...................................        31,119
  Trustees' fees and expenses...............................        11,587
  Insurance.................................................         7,327
  Other.....................................................         6,334
                                                              ------------
        Total expenses......................................                    5,899,110
                                                                             ------------
Net investment income from operations.......................                 $ 24,725,545
                                                                             ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                              ---------------------------------
                                                              AUGUST 31, 2001   AUGUST 31, 2000
                                                              ---------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................   $ 24,725,545      $ 24,477,777
Distributions to shareholders from net investment income
    ($0.029 and $0.032 per share, respectively).............    (24,725,545)      (24,476,892)
  Increase in net assets from Fund share transactions (Note
    2)......................................................    140,850,971       146,951,334
                                                               ------------      ------------
Increase in net assets......................................    140,850,971       146,952,219
Net assets, beginning of year...............................    772,340,432       625,388,213
                                                               ------------      ------------
Net assets, end of year.....................................   $913,191,403      $772,340,432
                                                               ============      ============

    The accompanying notes are an integral part of the financial statements.

                                       A-12                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FOR THE YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------
                                                                2001        2000        1999        1998        1997
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR.........................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................................      0.029       0.032       0.026       0.030       0.030(a)
LESS DISTRIBUTIONS:
  Dividends from net investment income.....................     (0.029)     (0.032)     (0.026)     (0.030)     (0.030)
                                                               -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR...............................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                               =======     =======     =======     =======     =======
TOTAL RETURN(%)............................................       2.97        3.29        2.62        3.02        3.00
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net..................................       0.69        0.71        0.73        0.74        0.75(a)
  Net investment income....................................       2.90        3.24        2.58        2.98        2.96
  Net assets, end of year ($ millions).....................        913         772         625         565         419

---------------

(a) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.

    The accompanying notes are an integral part of the financial statements.

                                       A-13                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 2001, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the fiscal years ended August 31, 2001 and 2000 at a net asset value of $1.00 per share, were as follows:

                                                                               FOR THE YEARS ENDED
                                                                        ----------------------------------
                                                                        AUGUST 31, 2001    AUGUST 31, 2000
                                                                        ---------------    ---------------
        Shares sold.................................................     3,334,995,738      3,457,659,865
        Shares issued on reinvestment of distributions..............        23,346,942         23,901,055
        Shares redeemed.............................................    (3,217,491,709)    (3,334,609,586)
                                                                        --------------     --------------
          Net increase..............................................       140,850,971        146,951,334
        Shares outstanding:
          Beginning of year.........................................       772,405,923        625,454,589
                                                                        --------------     --------------
          End of year...............................................       913,256,894        772,405,923
                                                                        ==============     ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the fiscal year ended August 31, 2001, purchases, sales and maturities of short-term investment securities aggregated $1,737,623,130, $1,494,616,600 and $98,430,000, respectively.

                                       A-14                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------


Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

        FUND'S AVERAGE                                      MANAGEMENT
        DAILY NET ASSETS                                     FEE RATE
        ----------------                                    ----------
        First $250 million................................   0.500%
        Next $250 million.................................   0.475%
        Next $250 million.................................   0.450%
        Next $250 million.................................   0.425%
        Greater then $1 billion...........................   0.400%

        The amount payable to the Manager as of August 31, 2001 was $358,085. Pursuant to the current registration statement, the Manager agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that total operating expenses exceeded .74% of its average daily net assets for the fiscal year ended August 31, 2001. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2001.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the fiscal year ended August 31, 2001, the subadviser earned $576,119 for subadviser fees, which were paid by the Manager.

        The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $221,231 for Shareholder Servicing fees and $66,283 for Fund Accounting services, of which $43,073 and $12,000 were payable as of August 31, 2001, respectively.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 2001 was $115,142. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

                                       A-15                        Annual Report

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------


Note 5: FEDERAL INCOME TAXES. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistributed net investment income and accumulated net realized loss accounts are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2001, the Fund has net-tax basis capital loss carryforwards in the aggregate of $48,552. Capital loss carryforwards in the amount of $2,029 and $46,523 may be applied to any net taxable gains until their expiration dates in 2003 and 2004, respectively. During the fiscal year ended August 31, 2001, the fund forfeited $16,939 in capital loss carryforwards from prior years. For the fiscal year ended August 31, 2001, to reflect reclassifications arising from permanent book/tax differences primarily attributable to expired capital loss carryforwards, the Fund debited paid in capital and credited accumulated net realized loss $16,939.

                                       A-16                        Annual Report

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Municipal Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
October 5, 2001

                                       A-17                        Annual Report

--------------------------------------------------------------------------------

                                TAX INFORMATION
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     Of the dividends paid from net investment income for the fiscal year ended August 31, 2001, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

                                       A-18                        Annual Report

HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

           --  HERITAGE CASH TRUST
                     MONEY MARKET FUND
           --  HERITAGE CAPITAL APPRECIATION TRUST
           --  HERITAGE GROWTH AND INCOME TRUST
           --  HERITAGE INCOME TRUST
                     HIGH YIELD BOND FUND
                     INTERMEDIATE GOVERNMENT FUND
           --  HERITAGE SERIES TRUST
                     AGGRESSIVE GROWTH FUND
                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                     GROWTH EQUITY FUND
                     MID CAP STOCK FUND
                     SMALL CAP STOCK FUND
                     TECHNOLOGY FUND
                     VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

                                                                   Annual Report